Debt - Schedule of Debt Recognized At Amortized Cost (Parenthetical) (Details) € in Millions, SFr in Millions, $ in Millions, ¥ in Billions		3 Months Ended	12 Months Ended
		Mar. 31, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 CHF (SFr)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CHF (SFr)
Hermes
Disclosure of detailed information about borrowings [line items]
Percentage of guarantee		95.00%
$500.0 million 7.000% Senior Notes due 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]			$ 500.0			$ 500.0
Secured Notes, Interest rate	[1]	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Expiry year	[1]	2029	2029
$720.0 million 9.125% Senior Notes due 2031
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]			$ 720.0			$ 720.0
Secured Notes, Interest rate	[1]	9.125%	9.125%	9.125%	9.125%	9.125%	9.125%	9.125%	9.125%
Expiry year	[1]	2031	2031
$1.7 billion 5.875% Senior Notes due 2033
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]			$ 1,700.0			$ 1,700.0
Secured Notes, Interest rate	[1]	5.875%	5.875%	5.875%	5.875%	5.875%	5.875%	5.875%	5.875%
Expiry year	[1]	2033	2033
EUR 6.2 Million Loan, Fixed at 0.3%, Due 2026
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1]	€ 6.2	€ 6.2
Fixed interest rate	[1]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Expiry year	[1]	2026	2026
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027.
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | SFr	[1]					SFr 20.0			SFr 20.0
Expiry year	[1]	2027	2027
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027. | Minimum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027. | Maximum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	[1]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
SACE Financing
Disclosure of detailed information about borrowings [line items]
Expiry year		12
Percentage of insurance policy to lenders covering of principal and interest of facility amount		100.00%
Viking Kvasir | EUR 20.3 Million Loan, Variable Base Rate Plus 2.4%, Due 2026
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1],[2]	€ 20.3	€ 20.3
Variable interest rate	[1]	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%
Expiry year	[1]	2026	2026
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]			$ 102.0			$ 102.0
Expiry year	[1]	2028	2028
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028 | Minimum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	[1]	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan, Fixed at 5.22% - 5.26%, Due 2028 | Maximum
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	[1]	5.26%	5.26%	5.26%	5.26%	5.26%	5.26%	5.26%	5.26%
Viking Helgrim | $15.1 Million Loan, Variable Base Rate Plus 2.35%, Due 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1],[3]			$ 15.1			$ 15.1
Variable interest rate	[1],[3]	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
Expiry year	[1],[3]	2029	2029
Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn | EUR 153.2 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1],[2],[3]	€ 153.2	€ 153.2
Variable interest rate	[1]	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Expiry year	[1]	2029	2029
Viking Gymir, Viking Egdir | EUR 53.6 Million Loan, Variable at SOFR plus CAS and 1.30% - 1.40%, Due Through 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1],[2],[3]	€ 53.6	€ 53.6
Variable interest rate	[1]	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Expiry year	[1]	2029	2029
Viking Jupiter | $290.2 Million Financial Liability, Due 2031
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]			$ 290.2			$ 290.2
Expiry year	[1]	2031	2031
Viking Neptune | EUR 316.6 Million Loan, Fixed at 1.81%, Due 2034
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1],[4]	€ 316.6	€ 316.6
Fixed interest rate	[1]	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%
Expiry year	[1]	2034	2034
Viking Saturn | EUR 316.6 Million Loan, Fixed at 1.87%, Due 2035
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | €	[1],[4]	€ 316.6	€ 316.6
Fixed interest rate	[1]	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%
Expiry year	[1]	2035	2035
Viking Vela | $401.0 million loan, fixed at 3.64%, due 2036
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1],[4]			$ 401.0			$ 401.0
Fixed interest rate	[1]	3.64%	3.64%	3.64%	3.64%	3.64%	3.64%	3.64%	3.64%
Expiry year	[1]	2036	2036
Viking Vesta | $430.5 million loan, fixed at 3.70%, due 2037
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1],[4]			$ 430.5			$ 430.5
Fixed interest rate	[1]	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%
Expiry year	[1]	2037	2037
Viking Yidun | CNY 2.3 billion financial liability, due 2040
Disclosure of detailed information about borrowings [line items]
Loan and financial liability | ¥	[1]				¥ 2.3			¥ 2.3
Expiry year	[1]	2040	2040
Viking Star, Viking Sea and Viking Sky | $675.0 million 5.000% Senior Secured Notes due 2028
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]			$ 675.0			$ 675.0
Secured Notes, Interest rate	[1]	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Expiry year	[1]	2028	2028
Viking Venus | $350.0 million 5.625% Senior Secured Notes due 2029
Disclosure of detailed information about borrowings [line items]
Loan and financial liability	[1]			$ 350.0			$ 350.0
Secured Notes, Interest rate	[1]	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Expiry year	[1]	2029	2029

[1]	SOFR is Term Secured Overnight Financing Rate and CAS is Credit Adjustment Spread
[2]	USD denominated
[3]	Euler Hermes Aktiengesellschaft (“Hermes”) provides a guarantee equal to 95% of the loan amounts
[4]	SACE SpA (“SACE”) provides an insurance policy to the lenders covering 100% of the principal and interest of facility amounts